Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended
	Aug. 01, 2007 Vessel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facilities [Member] Vessel CreditFacility	Dec. 31, 2011 Revolving Credit Facilities [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facilities [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member] Maximum [Member]	Dec. 31, 2011 Revolving Credit Facilities [Member] Maximum [Member]	Dec. 31, 2012 Secured Debt [Member] SecurityLoan Vessel	Dec. 31, 2011 Secured Debt [Member]	Dec. 31, 2012 Secured Debt [Member] Minimum [Member]	Dec. 31, 2012 Secured Debt [Member] Maximum [Member]	Dec. 31, 2011 Dropdown Predecessor [Member]	Dec. 31, 2012 Dropdown Predecessor [Member] Revolving Credit Facilities [Member] Vessel	Dec. 31, 2011 Dropdown Predecessor [Member] Revolving Credit Facilities [Member]	Dec. 31, 2011 Dropdown Predecessor [Member] Other Credit Facility [Member]
Debt Instrument [Line Items]
Number of debt instruments				3						3
Maximum borrowings available				$ 856,400,000
Undrawn amount of revolving credit facility				301,000,000
Percentage of margin						0.45%	0.50%	0.60%	0.60%			0.30%	1.00%
Amount reduced under revolving credit facilities, 2013				97,900,000
Amount reduced under revolving credit facilities, 2014				97,900,000
Amount reduced under revolving credit facilities, 2015				124,800,000
Amount reduced under revolving credit facilities, 2016				93,100,000
Amount reduced under revolving credit facilities, 2017				413,800,000
Amount reduced under revolving credit facilities, thereafter				28,900,000
Number of first priority mortgages granted on vessels as debt collateral				22						6
Minimum hull coverage ratio				105.00%						115.00%
Actual hull coverage ratio				113.20%								128.40%	284.00%
Amount of liquidity and undrawn revolving credit line				35,000,000
Liquidity and undrawn revolving credit line as percentage of debt				5.00%
Maintain the greater of free cash liquidity for revolving credit facility				100,000,000						100,000,000
Minimum percentage to maintaining revolving credit facility				7.50%						7.50%
Long-term debt		735,701,000	908,730,000	555,472,000	339,000,000					180,229,000	9,900,000			559,800,000		451,200,000	108,700,000
Term loan fixed interest rate												4.06%	4.90%
Number of vessels	3														13
Interest at a weighted-average fixed rate		1.20%	2.20%
Amount reduced under revolving credit facility in first year		25,200,000
Amount reduced under revolving credit facility in second year		25,200,000
Amount reduced under revolving credit facility in third year		52,200,000
Amount reduced under revolving credit facility in fourth year		91,600,000
Amount reduced under revolving credit facility in five year		433,300,000
Amount reduced under revolving credit facility in fifth year and thereafter		$ 108,200,000